Consolidated Statements of Redeemable Convertible Preferred Stock, Convertible Preferred Stock and Stockholders’ Equity - USD ($)	MabVax Series A Redeemable Convertible Preferred Stock	MabVax Series B Redeemable Convertible Preferred Stock	MabVax Series C-1 Redeemable Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock	Total Redeemable Convertible Preferred Stock	MabVax Series A Convertible Preferred Stock	MabVax Series B Convertible Preferred Stock	Series A-1 Convertible Preferred Stock	Series C Convertible Preferred Stock	Series D E Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Total stockholders' equity at Dec. 31, 2013	$ 5,787,906	$ 6,737,276	$ 0	$ 0	$ 12,525,182	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,305	$ 607,913	$ (13,972,552)	$ (13,362,334)
Beginning balance (in shares) at Dec. 31, 2013	956,240	891,485	0	0		0	0	0	0	0	230,503
Exercise of Series B warrant in January at $0.01 per share, amount	$ 0	$ 1,942	$ 0	$ 0	1,942	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	0
Exercise of Series B warrant in January at $0.01 per share, shares	0	194,281	0	0		0	0	0	0	0	0
Conversion of $240,000 in accounts payable into 44,466 shares of common stock on February 12, 2014, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 445	239,555	0	240,000
Conversion of $240,000 in accounts payable into 44,466 shares of common stock on February 12, 2014, shares	0	0	0	0		0	0	0	0	0	44,466
Issuance of MabVax Series C-1 preferred stock in February at $0.84 per share, net of issuance costs of $126,345, amount	$ 0	$ 0	$ 2,973,655	$ 0	2,973,655	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	0
Issuance of MabVax Series C-1 preferred stock in February at $0.84 per share, net of issuance costs of $126,345, shares	0	0	3,697,702	0		0	0	0	0	0	0
Deemed dividend related to beneficial conversion feature of MabVax Series C-1 preferred	$ 0	$ 0	$ 2,214,911	$ 0	2,214,911	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	(2,214,911)	(2,214,911)
Issuance of common stock at $9.32 per share, net of issuance costs of $156,303 in June and July, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 3,263	2,881,070	0	2,884,333
Issuance of common stock at $9.32 per share, net of issuance costs of $156,303 in June and July, shares	0	0	0	0		0	0	0	0	0	326,264
Reclassification of Series A and Series B to equity in June, amount	$ (5,787,906)	$ (6,739,218)	$ 0	$ 0	(12,527,124)	$ 5,787,906	$ 6,739,218	$ 0	$ 0	$ 0	$ 0	0	0	12,527,124
Reclassification of Series A and Series B to equity in June, shares	(956,240)	(1,085,766)	0	0		956,240	1,085,766	0	0	0	0
Conversion of Series A to common stock on July 8, 2014, amount	$ 0	$ 0	$ 0	$ 0	0	$ (5,787,906)	$ 0	$ 0	$ 0	$ 0	$ 2,657	5,785,249	0	0
Conversion of Series A to common stock on July 8, 2014, shares	0	0	0	0		(956,240)	0	0	0	0	265,749
Conversion of Series B to common stock on July 8, 2014, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ (6,739,218)	$ 0	$ 0	$ 0	$ 3,017	6,736,201	0	0
Conversion of Series B to common stock on July 8, 2014, shares	0	0	0	0		0	(1,085,766)	0	0	0	301,746
Accretion of redemption value for Series C-1 to July 8, 2014	$ 0	$ 0	$ 99,200	$ 0	99,200	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	(99,200)	(99,200)
Exercise of Series C-1 warrant on July 7, 2014, amount	$ 0	$ 0	$ 1,472,502	$ 0	(1,472,502)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	0	0
Exercise of Series C-1 warrant on July 7, 2014, shares	0	0	1,827,979	0		0	0	0	0	0	0
Accretion of redemption value for Series C-1 warrant to July 8, 2014	$ 0	$ 0	$ 47,120	$ 0	47,120	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	(47,120)	(47,120)
Conversion of Series C-1 into Series A-1 on July 8, 2014, amount	$ 0	$ 0	$ (6,807,388)	$ 0	(6,807,388)	$ 0	$ 0	$ 6,807,388	$ 0	$ 0	$ 0	0	0	6,807,388
Conversion of Series C-1 into Series A-1 on July 8, 2014, shares	0	0	(5,525,681)	0		0	0	2,762,841	0	0	0
Accretion of redemption value for Series A-1 from July 8 to December 31, 2014	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 171,549	$ 0	$ 0	$ 0	0	(171,549)	0
Acquisition of MabVax Therapeutics Holdings (f.k.a. Telik, Inc.) at exchange ratio of 2.223284 shares of MabVax Therapeutics Holdings for every share of MabVax, including 4,205,411 common and 1,250,000 Series B preferred stock outstanding in July, amount	$ 0	$ 0	$ 0	$ 1,710,902	1,710,902	$ 0	$ 0	$ 0	$ 0	$ 0	$ 5,729	4,699,997	0	4,705,726
Acquisition of MabVax Therapeutics Holdings (f.k.a. Telik, Inc.) at exchange ratio of 2.223284 shares of MabVax Therapeutics Holdings for every share of MabVax, including 4,205,411 common and 1,250,000 Series B preferred stock outstanding in July, shares	0	0	0	1,250,000		0	0	0	0	0	572,858
Accretion of redemption value for Series B from May 12, 2014	$ 0	$ 0	$ 0	$ 127,123	127,123	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0	(127,123)	(127,123)
Exchange of common stock for Series C on September 3, 2014, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 1,190	$ 0	$ (1,487)	297	0	0
Exchange of common stock for Series C on September 3, 2014, shares	0	0	0	0		0	0	0	118,970	0	(148,713)
Elimination of fractional shares resulting from Reverse Split on September 8, 2014	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	(293)	0	(293)
Conversion of Series A-1 into common stock from November 13 to December 31, 2014, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ (2,949,361)	$ 0	$ 0	$ 6,933	2,942,428	0	0
Conversion of Series A-1 into common stock from November 13 to December 31, 2014, shares	0	0	0	0		0	0	(1,169,452)	0	0	693,335
Conversion of Series C into common stock from October to December 2014, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ (224)	$ 0	$ 280	(56)	0	$ 0
Conversion of Series C into common stock from October to December 2014, shares	0	0	0	0		0	0	0	(22,399)	0	28,000
Stock option exercise, shares														0
Shares issued in connection with exercise of warrants on a cashless basis, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 4,887	(4,887)	0	$ 0
Shares issued in connection with exercise of warrants on a cashless basis, shares	0	0	0	0		0	0	0	0	0	488,659
Elimination of warrant liability in exchange transaction														0
Stock-based compensation	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	604,976	0	604,976
Net loss	0	0	0	0	0	0	0	0	0	0	0	0	(7,917,853)	(7,917,853)
Total stockholders' equity at Dec. 31, 2014	$ 0	$ 0	$ 0	$ 1,838,025	1,838,025	$ 0	$ 0	$ 4,029,576	$ 966	$ 0	$ 28,029	24,492,450	(24,550,308)	4,000,713
Ending balance (in shares) at Dec. 31, 2014	0	0	0	1,250,000		0	0	1,593,389	96,571	0	2,802,867
Conversion of Series A-1 into common stock on January 10 and February 25, 2015, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ (162,968)	$ 0	$ 0	$ 384	162,584	0	0
Conversion of Series A-1 into common stock on January 10 and February 25, 2015, shares	0	0	0	0		0	0	(64,019)	0	0	38,456
Conversion of Series C into common stock on January 10, 2015, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ (966)	$ 0	$ 1,207	(241)	0	0
Conversion of Series C into common stock on January 10, 2015, shares	0	0	0	0		0	0	0	(96,571)	0	120,714
Conversion of Series B into common stock between March 3 and March 20, 2015, amount	$ 0	$ 0	$ 0	$ (160,380)	(160,380)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,769	157,611	0	160,380
Conversion of Series B into common stock between March 3 and March 20, 2015, shares	0	0	0	(106,437)		0	0	0	0	0	276,883
Accretion of redemption value for Series A-1 from January 1 to March 25, 2015	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 47,749	$ 0	$ 0	$ 0	0	(47,749)	0
Accretion of redemption value for Series B from January 1 to March 25, 2015	0	0	0	45,485	45,485	0	0	0	0	0	0	0	(45,485)	(45,485)
Deemed dividend related to exchange of common stock for Series A-1, Series A-1 Warrants, and Series B on March 25, 2015	0	0	0	8,655,998	8,655,998	0	0	9,196,923	0	0	0	0	(17,852,921)	(8,655,998)
Exchange of Series A-1 and Series A-1 Warrants into common and Series D on March 25, 2015, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ (13,111,280)	$ 0	$ 1,176	$ 22,134	13,087,970	0	0
Exchange of Series A-1 and Series A-1 Warrants into common and Series D on March 25, 2015, shares	0	0	0	0		0	0	(1,529,370)	0	117,583	2,213,407
Exchange of Series B into Common and Series D on March 25, 2015, amount	$ 0	$ 0	$ 0	$ (10,379,128)	(10,379,128)	$ 0	$ 0	$ 0	$ 0	$ 1,206	$ 3,241	10,374,681	0	10,379,128
Exchange of Series B into Common and Series D on March 25, 2015, shares	0	0	0	(1,143,563)		0	0	0	0	120,573	324,095
Private Placement Issuance of 6,661,000 shares at $0.75 per share, net of issuance costs of $281,023 on March 31, 2015, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 66,610	4,648,116	0	4,714,726
Private Placement Issuance of 6,661,000 shares at $0.75 per share, net of issuance costs of $281,023 on March 31, 2015, shares	0	0	0	0		0	0	0	0	0	6,661,000
Issuance of additional common stock in March 2015 under common stock Purchase Agreement in relation to financing on July 7, 2014, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 881	(881)	0	0
Issuance of additional common stock in March 2015 under common stock Purchase Agreement in relation to financing on July 7, 2014, shares	0	0	0	0		0	0	0	0	0	88,093
Private Placement Issuance of 5,624,998 shares at $0.75 per share, net of issuance costs of $387,127 on April 10, 2015, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 56,250	3,775,372	0	3,831,622
Private Placement Issuance of 5,624,998 shares at $0.75 per share, net of issuance costs of $387,127 on April 10, 2015, shares	0	0	0	0		0	0	0	0	0	5,624,998
Private Placement Issuance of 33,333 shares at $75 per share of Series E Preferred Stock on April 10, 2015, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0	$ 333	$ 0	2,499,667	0	2,500,000
Private Placement Issuance of 33,333 shares at $75 per share of Series E Preferred Stock on April 10, 2015, shares	0	0	0	0		0	0	0	0	33,333	0
Issuance of restricted common stock in April 2015 for services, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 18,315	1,894,135	0	1,912,450
Issuance of restricted common stock in April 2015 for services, shares	0	0	0	0		0	0	0	0	0	1,831,500
Issuance of restricted common stock to former board member on April 3, 2015 upon termination, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 200	45,800	0	46,000
Issuance of restricted common stock to former board member on April 3, 2015 upon termination, shares	0	0	0	0		0	0	0	0	0	20,000
Conversion of Series D Preferred Stock to common stock, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0	$ (467)	$ 46,665	(46,198)	0	0
Conversion of Series D Preferred Stock to common stock, shares	0	0	0	0		0	0	0	0	(46,665)	4,666,500
Stock option exercise, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 28	772	0	$ 800
Stock option exercise, shares	0	0	0	0		0	0	0	0	0	2,779			2,779
Shares issued in connection with exercise of warrants on a cashless basis, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 12,198	(12,198)	0	$ 0
Shares issued in connection with exercise of warrants on a cashless basis, shares	0	0	0	0		0	0	0	0	0	1,219,780
Elimination of warrant liability in exchange transaction	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	72,656	0	72,656
Issuance of shares in registered offering in October 2015, net of issuance costs, amount	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0	$ 0
Issuance of shares in registered offering in October 2015, net of issuance costs, shares	0	0	0	0		0	0	0	0	0
Stock-based compensation	$ 0	$ 0	$ 0	$ 0	0	$ 0	$ 0	$ 0	$ 0	$ 0	0	4,463,695	0	4,463,695
Net loss	0	0	0	0		0	0	0	0	0	0	0	(18,105,315)	(18,105,315)
Total stockholders' equity at Dec. 31, 2015	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,248	$ 283,911	67,754,383	(60,601,778)	$ 7,438,764
Ending balance (in shares) at Dec. 31, 2015	0	0	0	0		0	0	0	0	224,824	28,391,072
Stock option exercise, shares														0
Net loss													(8,192,745)	$ (8,192,745)
Total stockholders' equity at Jun. 30, 2016											$ 307,878	$ 70,715,564	$ (68,794,523)	$ 2,230,985